Investment Portfolio	as of June 30, 2021 (Unaudited)
DWS Small Cap Core Fund
	Shares	Value ($)

Common Stocks 96.9%
Communication Services 0.8%
Diversified Telecommunication Services
Liberty Latin America Ltd. "A"*	190,000	2,633,400
Liberty Latin America Ltd. "C"*	51,111	720,665
		3,354,065
Consumer Discretionary 14.2%
Auto Components 1.2%
Linamar Corp.	70,000	4,390,529
Tenneco, Inc. "A"*	50,000	966,000
		5,356,529
Diversified Consumer Services 3.4%
Regis Corp.* (a)	200,000	1,872,000
Stride, Inc.*	400,000	12,852,000
		14,724,000
Hotels, Restaurants & Leisure 3.4%
Bally's Corp.*	30,000	1,623,300
International Game Technology PLC*	234,829	5,626,503
Papa John's International, Inc.	40,000	4,177,600
RCI Hospitality Holdings, Inc.	50,000	3,310,000
		14,737,403
Household Durables 3.0%
Installed Building Products, Inc.	65,000	7,953,400
LGI Homes, Inc.*	30,000	4,858,200
		12,811,600
Specialty Retail 3.2%
Camping World Holdings, Inc. "A" (a)	250,000	10,247,500
Citi Trends, Inc.*	25,000	2,175,000
Designer Brands, Inc. "A"*	75,000	1,241,250
Leslie's, Inc.*	11,950	328,506
		13,992,256
Consumer Staples 2.2%
Personal Products
Medifast, Inc.	33,700	9,536,426
Energy 5.1%
Energy Equipment & Services 1.0%
ION Geophysical Corp.*	300,000	627,000
Liberty Oilfield Services, Inc. "A"*	250,000	3,540,000
SEACOR Marine Holdings, Inc.*	48,723	214,868
		4,381,868
Oil, Gas & Consumable Fuels 4.1%
California Resources Corp.*	35,000	1,054,900
Contango Oil & Gas Co.* (a)	3,300,000	14,256,000

Northern Oil and Gas, Inc.	75,000	1,557,750
Ovintiv, Inc.	30,000	944,100
		17,812,750
Financials 15.5%
Banks 8.0%
Cadence BanCorp.	325,000	6,786,000
First BanCorp.	425,000	5,066,000
Frontier Acquisition Corp.*	100,000	1,000,000
Hancock Whitney Corp.	85,000	3,777,400
OFG Bancorp.	340,000	7,520,800
Talkspace, Inc.*	250,000	2,077,500
The Bancorp, Inc.*	75,000	1,725,750
UMB Financial Corp.	35,000	3,257,100
Webster Financial Corp.	70,000	3,733,800
		34,944,350
Capital Markets 1.8%
Blucora, Inc.*	215,000	3,721,650
Moelis & Co. "A"	70,000	3,982,300
		7,703,950
Consumer Finance 1.6%
Elevate Credit, Inc.*	200,000	714,000
Green Dot Corp. "A"*	40,000	1,874,000
Navient Corp.	215,000	4,155,950
		6,743,950
Insurance 1.8%
Argo Group International Holdings Ltd.	42,770	2,216,769
eHealth, Inc.* (a)	50,000	2,920,000
Selective Insurance Group, Inc.	35,000	2,840,250
		7,977,019
Thrifts & Mortgage Finance 2.3%
Essent Group Ltd.	53,200	2,391,340
Walker & Dunlop, Inc.	75,000	7,828,500
		10,219,840
Health Care 17.9%
Biotechnology 3.0%
Amicus Therapeutics, Inc.*	100,000	964,000
Anavex Life Sciences Corp.*	75,000	1,714,500
Arena Pharmaceuticals, Inc.*	50,000	3,410,000
iTeos Therapeutics, Inc.*	25,000	641,250
Ligand Pharmaceuticals, Inc.*	20,000	2,623,800
NeuBase Therapeutics, Inc.*	100,000	479,000
Selecta Biosciences, Inc.*	250,000	1,045,000
Travere Therapeutics, Inc.*	131,194	1,914,120
		12,791,670
Health Care Equipment & Supplies 0.2%
OraSure Technologies, Inc.*	100,000	1,014,000
Health Care Providers & Services 12.6%
AMN Healthcare Services, Inc.*	50,000	4,849,000
Brookdale Senior Living, Inc.*	425,000	3,357,500
Clover Health Investments Corp.* (a)	125,000	1,665,000
Cross Country Healthcare, Inc.*	625,000	10,318,750
ModivCare, Inc.*	75,000	12,755,250

Molina Healthcare, Inc.*	18,000	4,555,080
Option Care Health, Inc.*	130,000	2,843,100
Owens & Minor, Inc.	130,000	5,502,900
RadNet, Inc.*	130,000	4,379,700
Tivity Health, Inc.*	175,000	4,604,250
		54,830,530
Pharmaceuticals 2.1%
Aclaris Therapeutics, Inc.*	70,000	1,229,200
ANI Pharmaceuticals, Inc.*	70,000	2,453,500
Avadel Pharmaceuticals PLC (ADR)* (a)	245,485	1,652,114
Axsome Therapeutics, Inc.* (a)	25,000	1,686,500
Pacira BioSciences, Inc.* (a)	33,888	2,056,324
		9,077,638
Industrials 18.0%
Aerospace & Defense 1.2%
Ducommun, Inc.*	95,000	5,183,200
Building Products 2.3%
AZEK Co., Inc.*	10,136	430,374
Builders FirstSource, Inc.*	90,000	3,839,400
Masonite International Corp.*	50,000	5,589,500
		9,859,274
Commercial Services & Supplies 2.3%
Atento SA*	140,000	3,589,600
Interface, Inc.	215,000	3,289,500
The Brink's Co.	42,500	3,265,700
		10,144,800
Electrical Equipment 1.4%
Allied Motion Technologies, Inc.	69,448	2,398,039
Thermon Group Holdings, Inc.*	215,000	3,663,600
		6,061,639
Machinery 0.3%
Hydrofarm Holdings Group, Inc.*	24,024	1,420,059
Marine 0.8%
Star Bulk Carriers Corp.	150,000	3,442,500
Professional Services 1.5%
ManTech International Corp. "A"	50,000	4,327,000
Mistras Group, Inc.*	200,000	1,966,000
		6,293,000
Trading Companies & Distributors 8.2%
H&E Equipment Services, Inc.	125,000	4,158,750
Rush Enterprises, Inc. "A"	75,000	3,243,000
Titan Machinery, Inc.*	207,373	6,416,121
Veritiv Corp.*	273,372	16,790,508
WESCO International, Inc.*	50,000	5,141,000
		35,749,379
Information Technology 13.1%
Communications Equipment 1.4%
Calix, Inc.*	125,000	5,937,500

Electronic Equipment, Instruments & Components 0.5%
Benchmark Electronics, Inc.	75,000	2,134,500
IT Services 1.6%
Cantaloupe, Inc.*	118,734	1,408,185
EVERTEC, Inc.	125,000	5,456,250
		6,864,435
Semiconductors & Semiconductor Equipment 2.8%
CMC Materials, Inc.	24,000	3,617,760
Entegris, Inc.	9,000	1,106,730
Kulicke & Soffa Industries, Inc.	125,000	7,650,000
		12,374,490
Software 6.8%
Agilysys, Inc.*	200,000	11,374,000
Intelligent Systems Corp.* (a)	19,005	597,898
J2 Global, Inc.*	65,000	8,940,750
QAD, Inc. "A"	60,000	5,221,200
Verint Systems, Inc.*	75,000	3,380,250
		29,514,098
Materials 5.6%
Chemicals 2.6%
Amyris, Inc.* (a)	150,000	2,455,500
Huntsman Corp.	250,000	6,630,000
Tronox Holdings PLC "A"	100,000	2,240,000
		11,325,500
Construction Materials 0.4%
U.S. Concrete, Inc.*	20,000	1,476,000
Metals & Mining 2.6%
Cleveland-Cliffs, Inc.* (a)	450,000	9,702,000
Gatos Silver, Inc.*	100,000	1,749,000
		11,451,000
Real Estate 3.9%
Equity Real Estate Investment Trusts (REITs)
CatchMark Timber Trust, Inc. "A"	200,000	2,340,000
Community Healthcare Trust, Inc.	65,000	3,084,900
Farmland Partners, Inc.	625,000	7,531,250
QTS Realty Trust, Inc. "A"	55,000	4,251,500
		17,207,650
Utilities 0.6%
Multi-Utilities
NorthWestern Corp.	45,000	2,709,900
Total Common Stocks (Cost $262,945,056)		421,158,768
	Principal Amount ($)	Value ($)

Convertible Bonds 0.3%
Energy
ION Geophysical Corp., 8.0%, 12/15/2025 (a) (Cost $1,133,000)	1,133,000	1,150,423

	Shares	Value ($)

Securities Lending Collateral 9.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $39,090,224)	39,090,224	39,090,224

Cash Equivalents 2.9%
DWS Central Cash Management Government Fund, 0.02% (b) (Cost $12,789,242)	12,789,242	12,789,242

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $315,957,522)	109.1	474,188,657
Other Assets and Liabilities, Net	(9.1)	(39,632,167)
Net Assets	100.0	434,556,490
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2021 are as follows:
Value ($) at 9/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2021	Value ($) at 6/30/2021
Securities Lending Collateral 9.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
21,628,222	17,462,002 (d)	—	—	—	142,218	—	39,090,224	39,090,224
Cash Equivalents 2.9%
DWS Central Cash Management Government Fund , 0.02% (b)
1,878,553	75,219,430	64,308,741	—	—	2,173	—	12,789,242	12,789,242
23,506,775	92,681,432	64,308,741	—	—	144,391	—	51,879,466	51,879,466
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2021 amounted to $38,357,809, which is 8.8% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2021.
ADR: American Depositary Receipt

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$421,158,768	$—	$—	$421,158,768
Convertible Bonds	—	1,150,423	—	1,150,423
Short-Term Investments (a)	51,879,466	—	—	51,879,466
Total	$473,038,234	$1,150,423	$—	$474,188,657
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSCCF-PH3
R-080548-1 (1/23)